Exchange Rates - Summary of Exchange Rates in Preparing Consolidated Statements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Euro to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.14	1.13	1.14
Euro to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.18	1.11
US dollars to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.28	1.34	1.29
US dollars to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.33	1.27